Fair value of financial instruments - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018	Oct. 31, 2018
Disclosure of fair value measurements of assets and liabilities [line items]
Derivative assets	$ 98,774		$ 98,774		$ 94,039
Derivative liabilities	96,857		96,857		90,238
Recurring [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Derivative assets	98,774		98,774		94,039
Derivative liabilities	96,857		96,857		$ 90,238
Investment [member] | Recurring [member] | Level 3 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Unrealized gains (losses), excluding foreign currency translation, recognized in OCI	6	$ 1	35	$ 31
Net derivative balances, category [Member] | Recurring [member] | Level 3 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Derivative assets	476	643	476	643
Derivative liabilities	$ 1,265	$ 1,254	$ 1,265	$ 1,254